Recent Accounting Pronouncements Issued But Not Yet Effective	3 Months Ended
Mar. 31, 2021
Disclosure of initial application of standards or interpretations [abstract]
Recent Accounting Pronouncements Issued But Not Yet Effective

3. Recent accounting pronouncements issued but not yet effective

The recent accounting pronouncements issued but not yet effective included in note 4 to the Company’s annual audited consolidated financial statements as at December 31, 2020 and 2019 and for the years then ended are unchanged.